Investments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Major Categories Of Investment Income Net Of Expenses [Line Items]
Investment Revenue	$ 1,311,289	$ 1,263,663	$ 1,140,602
Investment Income, Investment Expense	(30,092)	(25,003)	(18,140)
Investment income, net of related expenses	1,281,197	1,238,660	1,122,462
Available-for-sale Securities [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Investment Revenue	757,726	715,817	609,917
Mortgage Loans on Real Estate [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Investment Revenue	55,931	51,186	46,652
Policy Loans [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Investment Revenue	66,621	72,743	68,213
Funds Withheld At Interest [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Investment Revenue	388,694	385,762	382,351
Short-term Investments [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Investment Revenue	2,378	4,968	4,692
Other Aggregated Investments [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Investment Revenue	$ 39,939	$ 33,187	$ 28,777